Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity
Shareholders' Equity

Note 7. Shareholders’ Equity

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2025:

●	The Company issued vendors 32,346 shares of common stock with a weighted average fair value of $2.37 per share.
●	The Company sold 1,758,725 shares of common stock pursuant to the Company’s At Market Issuance Sales Agreement (“AGP Sales Agreement”) with A.G.P./Alliance Global Partners (“AGP”) at a weighted average price of $2.68 per share.
●	The Company sold 4,064,080 shares of common stock and 1,491,480 pre-funded warrants pursuant to the September 2025 public offering for $1.35 per share.
●	The Company issued 1,491,480 shares of common stock pursuant to the exercise of pre-funded warrants associated with the September 2025 public offering with an exercise price of $0.001 per share.
●	The Company issued 225,000 shares of common stock pursuant to the exercise of warrants associated with the September 2025 public offering with an exercise price of $1.35 per share.

The issuances of the Company’s common stock in connection with the September 2025 public offering and upon the exercise of warrants described above were registered on a Registration Statement on Form S-1.

The issuance of the Company’s common stock pursuant to the AGP Sales Agreement described above was registered on a Registration Statement on Form S-3.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2024:

●	The Company issued Pontifax 36,790 shares of fully vested common stock pursuant to conversion of a portion of the convertible debt principal balance at a weighted average conversion price of $6.91 per share. The conversion price was based on 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notices.
●	The Company issued vendors 5,000 shares of common stock with a weighted average fair value of $3.16 per share.
●	The Company sold 229,078 shares of common stock pursuant to the AGP Sales Agreement at a weighted average price of $4.72 per share.
●	The Company sold 204,694 shares of common stock and 537,500 pre-funded warrants pursuant to the April 2024 public offering for $6.40 per share.
●	The Company issued 537,500 shares of common stock pursuant to the exercise of pre-funded warrants associated with the April 2024 public offering with an exercise price of $0.02.
●	The Company issued 34,816 shares of common stock pursuant to the exercise of warrants associated with the April 2024 public offering with an exercise price of $6.40 per share.
●	The Company issued 703,125 shares of common stock pursuant to the exercise of warrants associated with a warrant inducement agreement entered into on July 9, 2024 with an exercise price of $6.00 per share.

The issuance of the Company’s common stock in connection with the convertible debt financing agreement as described above was exempt under Section 3(a)(9) of the Securities Act of 1933, as amended.

The issuances of the Company’s common stock in connection with the April 2024 public offering and upon the exercise of warrants described above were registered on a Registration Statement on Form S-1.

The issuance of the Company’s common stock pursuant to the AGP Sales Agreement described above was registered on a Registration Statement on Form S-3.

All issuances of the Company’s common stock for the years ended December 31, 2025 and 2024 described above, other than shares issued to vendors, were registered on a Registration Statement on Form S-8 (SEC File No. 333-208515), a Registration Statement on Form S-1 (333-271049) and a Registration Statement on Form S-3 (SEC File No. 333-239928). The certificates evidencing unregistered shares reflect a Securities Act of 1933, as amended, restrictive legend.

The issuances of the Company’s common stock to the vendors described above were exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. The recipients are knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company. Each vendor represented to the Company that the vendor is not a “consultant” for purposes of Nasdaq Listing Rule 5635(c).

AGP At Market Issuance Sales Agreement

In August 2024, the Company entered into the AGP Sales Agreement to sell shares of the Company’s common stock from time to time, through ATM sales. In connection with the sale of shares via the ATM, the Company determines, among other things, the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold on any one trading day, and any minimum price below which sales may not be made. Pursuant to the terms, A.G.P./Alliance Global Partners (“AGP”) is entitled to compensation for its services in an amount up to 3% of the gross proceeds from the sale of shares under the ATM. The Company has no obligation to sell any shares under the ATM, and may suspend solicitation and offers at any time. The ATM may be terminated by the Company or AGP upon notice, or at any time under certain circumstances, including but not limited to the occurrence of a material adverse change in the Company. The ATM will terminate upon the earliest of (a) December 15, 2026, (b) the sale of all of the shares of common stock subject to the ATM, (c) the termination of the AGP Sales Agreement as permitted therein, or (d) the mutual agreement of the parties.

The AGP Sales Agreement provided for the offer and sale of shares of common stock having an aggregate offering price of up to $5.8 million. As of July 1, 2025, the remaining capacity of the ATM facility subject to the AGP Sales Agreement was sold.

July 2024 Warrant Inducement

On July 9, 2024, the Company entered into a warrant inducement agreement (the “Inducement Agreement”) with certain holders (the “Holders”) of the Company’s existing Warrant to Purchase Shares of Common Stock (“Existing Warrants”) to purchase shares of common stock of the Company. In consideration of the Holders’ agreement to exercise their Existing Warrants, the Company (i) decreased the exercise price of the Existing Warrants from $6.40 per share to $6.00 per share and (ii) issued new warrants (“New Warrants”) to the Holders to purchase a number of shares of common stock equal to 150% of the number of shares of common stock issued upon exercise of the Holders’ Existing Warrants. Pursuant to the Inducement Agreement, the Holders agreed to exercise for cash their Existing Warrants to purchase up to 703,125 shares of the Company’s common stock at a reduced exercise price of $6.00 per share on July 9, 2024, the date of the Inducement Agreement, until 1:30 p.m., Eastern Time. The aggregate gross proceeds received by the Company was approximately $4.2 million from the exercise of the Existing Warrants offset by total issuance costs of approximately $7.5 million. Issuance costs include financial advisory, banker, and legal fees of approximately $0.4 million and the fair value of the warrant modification and the fair value of the New Warrants issued totaling approximately $7.2 million. Because the modification represented a short-term inducement, the Company applied modification accounting guidance related to the fair value of the modification associated with the warrants that were exercised under the Inducement Agreement. Accordingly, the Company recognized the incremental fair value of the modification of the Existing Warrants exercised along with the fair value of the New Warrants issued as compared to the original warrants, together totaling approximately $7.2 million, as an issuance cost of the warrant exercise. Per the terms of the Inducement Agreement, the Company issued an aggregate of 1,054,688 New Warrants.

The fair value of the New Warrants issued under the Inducement Agreement was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;
●	an expected life of 5 years;
●	volatility of 127.25%; and
●	risk free interest rate of 4.24%.